Intangible Assets, Net (Tables)	6 Months Ended
Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets consisted
	September 30, 2021 (Unaudited)	March 31, 2021

Trademark	$47,234	$46,453
Software	37,109	36,495
Total intangible assets, at cost	84,343	82,948
Less: accumulated amortization	(41,990)	(37,148)
Total intangible assets, net	$42,353	$45,800